Financial instruments	6 Months Ended
Dec. 31, 2015
Financial instruments
Financial instruments

Note 4 — Financial instruments

The Company’s financial instruments consist primarily of cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, accounts payable and accrued expenses. The carrying amounts of the Company’s financial instruments approximate to the fair value because of the short-term nature of these instruments.

Significant concentration of credit risk

The Company held cash and cash equivalents of $194,263,000 and short-term deposits of $54,620,000 at December 31, 2015.  The cash and cash equivalents and short-term deposits are held with multiple banks and the Company monitors the credit rating of those banks.

The Company has one customer as a result of the Collaboration and License Agreement with GSK. The Company has been transacting with GSK since June 2014, during which time no impairment losses have been recognized. There are no amounts which are past due at December 31, 2015.

Foreign exchange risk

We are exposed to foreign exchange rate risk because we currently operate in the U.K. and the U.S.  Our revenue from the GSK Collaboration and License Agreement is denominated in pounds sterling and is generated by our U.K-based subsidiary, which has a pounds sterling functional currency. As a result, these sales are subject to translation into U.S. Dollars when we consolidate our financial statements. Our expenses are generally denominated in the currency in which our operations are located, which are the U.K. and the U.S. However our U.K.-based subsidiary incurs significant research and development costs in U.S. dollars and, to a lesser extent, Euros.

The results of operations and cash flows will be subject to fluctuations due to changes in foreign currency exchange rates, which could harm our business in the future. The exchange rate as at December 31, 2015, the last business day of the reporting period, was £1.00 to $1.4825.  The exchange rate as at June 30, 2016 was £1.00 to $1.3368. We seek to minimize this exposure by maintaining currency cash balances at levels appropriate to meet foreseeable expenses in U.S. dollars and pounds sterling. To date, we have not used forward exchange contracts or other currency hedging products to manage our exchange rate exposure, although we may do so in the future.